Annual Total Returns[BarChart] - Global Real Estate Income Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	18.70%	3.65%	18.02%	(0.13%)	14.29%	(1.38%)	4.96%	8.77%	(4.33%)	18.67%